Leases (Tables)	3 Months Ended
Mar. 31, 2021
Leases [Abstract]
Schedule of quantitative information about right-of-use assets

(in KUSD)
Right-of-Use Assets	Properties (Offices)	Vehicles	Total
Cost
January 1, 2020	5,887	78	5,965
Exchange difference	(97)	—	(97)
March 31, 2020	5,790	78	5,868

January 1, 2021	5,324	78	5,402
Additions	5,345	56	5,401
Exchange difference	9	—	9
March 31, 2021	10,678	134	10,812

Accumulated depreciation
January 1, 2020	(1,067)	—	(1,067)
Depreciation charge	(280)	(6)	(286)
Exchange difference	21	—	21
March 31, 2020	(1,326)	(6)	(1,332)

January 1, 2021	(2,253)	(20)	(2,273)
Depreciation charge	(374)	(5)	(379)
Exchange difference	(8)	—	(8)
March 31, 2021	(2,635)	(25)	(2,660)

Net book amount
March 31, 2020	4,464	72	4,536
March 31, 2021	8,043	109	8,152

Depreciation of right-of-use assets have been charged to the following categories in the condensed consolidated statement of operations:

	Three months ended March 31,
(in KUSD)	2021	2020
R&D expenses	324	227
G&A expenses	55	59
	379	286

Schedule of quantitative information about lease liabilities

(in KUSD)
Lease liabilities	Properties (Offices)	Vehicles	Total
January 1, 2020	4,953	78	5,031
Cash outflow (including interest)	(304)	(5)	(309)
Interest	30	1	31
Exchange difference	(66)	—	(66)
March 31, 2020	4,613	74	4,687

January 1, 2021	3,402	65	3,467
Additions	5,345	56	5,401
Cash outflow (including interest)	(313)	(5)	(318)
Interest	18	—	18
Exchange difference	(133)	(3)	(136)
March 31, 2021	8,319	113	8,432

March 31, 2020
Lease liabilities (short-term)	1,103	19	1,122
Lease liabilities (long-term)	3,510	55	3,565
Total lease liabilities	4,613	74	4,687

March 31, 2021
Lease liabilities (short-term)	799	34	833
Lease liabilities (long-term)	7,520	79	7,599
Total lease liabilities	8,319	113	8,432